Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

NYSE

1-32686

05069316

November 29, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, New Viacom Corp. (name to be changed to Viacom Inc.), Class A common stock, par value $0.001 per share and Class B common stock, par value $0.001 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 29, 2005. Tentative listing date – on or about December 5, 2005.

Sincerely,

Paras Madho